UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                          Short Hills, NJ             8/14/02
       --------------------------------   ---------------             -------
                [Signature]                [City, State]                Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:          $ 244,571
                                                 ---------
                                                 (thousands)

List of Other Included Managers   NONE

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                COLUMN 1                   COLUMN 2           COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7
                --------                   --------           --------     --------           --------        --------   --------

                                                                            VALUE       SHRS OR   SH/  PUT/  INVESTMENT   THER
             NAME OF ISSUER              TITLE OF CLASS        CUSIP      (x$1000)      PRN AMT   PRN  CALL  DISCRETION   NAGERS
             --------------              --------------        -----      --------      -------   ---  ----  ----------   ------

White Mountains Insurance Group Ltd.     COM                  G9618E107      2,912        9,200   SH            SOLE
AT&T Wireless Services Inc.              COM                  00209A106      2,279      389,600   SH            SOLE
Alderwoods Group Inc.                    COM                  014383103      1,439      187,869   SH            SOLE
Alleghany Corp. DEL                      COM                  017175100      2,961       15,503   SH            SOLE
Arch Wireless, Inc.                      COM                  039392600        281      281,076   SH            SOLE
Beverly Enterprises Inc.                 COM NEW              087851309     13,698    1,800,000   SH            SOLE
Brascan Corp.                            CL A LTD VT SH       10549P606      4,596      200,000   SH            SOLE
Bristol-Myers Squibb Co.                 COM                  110122108      2,570      100,000   SH            SOLE
Burnham Pacific Properties, Inc.         COM                  12232C108        175      149,500   SH            SOLE
CPAC, Inc.                               COM                  126145101         16        2,500   SH            SOLE
Canadian Pacific Railway Ltd.            COM                  13645T100      5,517      225,000   SH            SOLE
Charming Shoppes, Inc.                   COM                  161133103      1,728      200,000   SH            SOLE
City Investing Co. Liquidating Trust     Unit Ben Int         177900107        689      362,600   SH            SOLE
Cooper Industries, Inc.                  COM                  216669101      7,664      195,000   SH            SOLE
Crane Company                            COM                  224399105        690       27,200   SH            SOLE
Devon Energy Corp. New                   COM                  25179M103      9,659      196,000   SH            SOLE
Dillards Inc. - Class A                  COM                  254067101      2,629      100,000   SH            SOLE
FMC Technologies, Inc.                   COM                  30249U101     11,314      375,000   SH            SOLE
Federated Department Stores, Inc. DEL    COM                  31410H101      7,940      200,000   SH            SOLE
Florida East Coast Industries Inc.       CL A                 340632108      1,346       53,200   SH            SOLE
Florida East Coast Industries Inc.       CL B                 340632207      2,511      105,500   SH            SOLE
Grant Prideco, Inc.                      COM                  38821G101      2,040      150,000   SH            SOLE
Grupo TMM SA DE CV                       SP ADR A SHS         40051D105        690      100,000   SH            SOLE
Helmerich & Payne Inc.                   COM                  423452101     20,539      575,000   SH            SOLE
Honeywell International Inc.             COM                  438516106      6,165      175,000   SH            SOLE
Huttig Building Products, Inc.           COM                  448451104      2,051      382,000   SH            SOLE
ImClone Systems Inc.                     COM                  45245W109        870      100,000   SH            SOLE
Kindred Healthcare, Inc.                 COM                  494580103      8,989      201,375   SH            SOLE
Knight Ridder Inc.                       COM                  499040103     10,702      170,000   SH            SOLE
Koger Equity Inc.                        COM                  500228101      1,731       89,700   SH            SOLE
Liberty Corp. S C                        COM                  530370105      3,100       77,800   SH            SOLE
Liberty Media Corp. New                  COM SER A            530718105     11,000    1,100,000   SH            SOLE
McData Corp.                             CL B                 580031102        890      100,000   SH            SOLE
McGraw Hill Companies, Inc.              COM                  580645109      5,970      100,000   SH            SOLE
Medallion Financial Corp.                COM                  583928106      1,365      258,600   SH            SOLE
Nashua Corporation                       COM                  631226107      1,145      161,200   SH            SOLE
Newhall Land & Farming Co. CAL           Depositary Receipts  651426108      5,120      160,000   SH            SOLE
PG&E Corporation                         COM                  69331C108      1,789      100,000   SH            SOLE
PerkinElmer, Inc.                        COM                  714046109      3,039      275,000   SH            SOLE
Principal Financial Group Inc.           COM                  74251V102     12,400      400,000   SH            SOLE
Ribapharm Inc.                           COM                  762537108      1,818      200,000   SH            SOLE
Rogers Communications, Inc.              CL B                 775109200      5,438      595,000   SH            SOLE
Saxon Capital Inc.                       COM                  80556P302      7,322      450,000   SH            SOLE
Schering-Plough Corp.                    COM                  806605101      2,153       87,500   SH            SOLE
Southern Union Company New               COM                  844030106      4,509      265,225   SH            SOLE
Southwest Gas Corp.                      COM                  844895102      2,257       91,200   SH            SOLE
Spacelabs Medical, Inc.                  COM                  846247104      3,216      226,500   SH            SOLE
Suburban Lodges of America Inc.          COM                  864444104        161      401,700   SH            SOLE
Sun Healthcare Group                     COM                  866933401        871       54,034   SH            SOLE
Telephone & Data Systems Inc.            COM                  879433100      6,055      100,000   SH            SOLE
TYCO International Ltd. New              COM                  902124106     10,808      800,000   SH            SOLE
United States Cellular Corp.             COM                  911684108        636       25,000   SH            SOLE
Waddell & Reed Financial, Inc.           CL A                 930059100      5,730      250,000   SH            SOLE
Washington Post Company                  CL B                 939640108      7,761       14,240   SH            SOLE
Ventas Inc.                              COM                  92276F100      3,506      275,000   SH            SOLE
WorldCom, Inc. GA New                    WRLDCOM GP COM       98157D106        121      146,100   SH            SOLE







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                       COLUMN 1                             COLUMN 7                     COLUMN 8
                       --------                             --------                     --------

                                                              OTHER                    VOTING AUTHORITY
                    NAME OF ISSUER                          MANAGERS             SOLE         SHARED        NONE
                    --------------                          --------             ----         ------        ----

White Mountains Insurance Group Ltd.                                              9,200
AT&T Wireless Services Inc.                                                     389,600
Alderwoods Group Inc.                                                           187,869
Alleghany Corp. DEL                                                              15,503
Arch Wireless, Inc.                                                             281,076
Beverly Enterprises Inc.                                                      1,800,000
Brascan Corp.                                                                   200,000
Bristol-Myers Squibb Co.                                                        100,000
Burnham Pacific Properties, Inc.                                                149,500
CPAC, Inc.                                                                        2,500
Canadian Pacific Railway Ltd.                                                   225,000
Charming Shoppes, Inc.                                                          200,000
City Investing Co. Liquidating Trust                                            362,600
Cooper Industries, Inc.                                                         195,000
Crane Company                                                                    27,200
Devon Energy Corp. New                                                          196,000
Dillards Inc. - Class A                                                         100,000
FMC Technologies, Inc.                                                          375,000
Federated Department Stores, Inc. DEL                                           200,000
Florida East Coast Industries Inc.                                               53,200
Florida East Coast Industries Inc.                                              105,500
Grant Prideco, Inc.                                                             150,000
Grupo TMM SA DE CV                                                              100,000
Helmerich & Payne Inc.                                                          575,000
Honeywell International Inc.                                                    175,000
Huttig Building Products, Inc.                                                  382,000
ImClone Systems Inc.                                                            100,000
Kindred Healthcare, Inc.                                                        201,375
Knight Ridder Inc.                                                              170,000
Koger Equity Inc.                                                                89,700
Liberty Corp. S C                                                                77,800
Liberty Media Corp. New                                                       1,100,000
McData Corp.                                                                    100,000
McGraw Hill Companies, Inc.                                                     100,000
Medallion Financial Corp.                                                       258,600
Nashua Corporation                                                              161,200
Newhall Land & Farming Co. CAL                                                  160,000
PG&E Corporation                                                                100,000
PerkinElmer, Inc.                                                               275,000
Principal Financial Group Inc.                                                  400,000
Ribapharm Inc.                                                                  200,000
Rogers Communications, Inc.                                                     595,000
Saxon Capital Inc.                                                              450,000
Schering-Plough Corp.                                                            87,500
Southern Union Company New                                                      265,225
Southwest Gas Corp.                                                              91,200
Spacelabs Medical, Inc.                                                         226,500
Suburban Lodges of America Inc.                                                 401,700
Sun Healthcare Group                                                             54,034
Telephone & Data Systems Inc.                                                   100,000
TYCO International Ltd. New                                                     800,000
United States Cellular Corp.                                                     25,000
Waddell & Reed Financial, Inc.                                                  250,000
Washington Post Company                                                          14,240
Ventas Inc.                                                                     275,000
WorldCom, Inc. GA New                                                           146,100

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